UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

November 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Asian Small Companies Fund

Eaton Vance Greater China Growth Fund

Eaton Vance Multi-Cap Growth Fund

Eaton Vance Richard Bernstein All Asset Strategy Fund

Eaton Vance Richard Bernstein Equity Strategy Fund

Eaton Vance Worldwide Health Sciences Fund

Eaton Vance

Asian Small Companies Fund

November 30, 2012 (Unaudited)

Eaton Vance Asian Small Companies Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Asian Small Companies Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2012, the value of the Fund’s investment in the Portfolio was $28,638,370 and the Fund owned 50.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Asian Small Companies Portfolio

November 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
China — 12.7%
Containers & Packaging — 3.7%
AMVIG Holdings, Ltd.	342,000	$99,773
Youyuan International Holdings, Ltd.	7,804,000	2,043,817

		$2,143,590

Electronic Equipment, Instruments & Components — 1.6%
Kingboard Laminates Holdings, Ltd.	2,075,000	$910,151

		$910,151

Food Products — 1.9%
Biostime International Holdings, Ltd.	350,000	$1,058,579

		$1,058,579

Gas Utilities — 1.8%
China Resources Gas Group, Ltd.	494,000	$1,057,599

		$1,057,599

Household Products — 1.8%
Vinda International Holdings, Ltd.	746,000	$1,039,270

		$1,039,270

Machinery — 0.7%
Lonking Holdings, Ltd.	1,793,000	$407,237

		$407,237

Real Estate Management & Development — 1.2%
SOHO China, Ltd.	890,000	$670,547

		$670,547

Total China (identified cost $6,692,711)		$7,286,973

Hong Kong — 7.7%
Commercial Banks — 1.5%
Dah Sing Financial Holdings Ltd.	200,000	$855,007

		$855,007

Diversified Financial Services — 2.4%
First Pacific Co., Ltd.	574,000	$604,038
Public Financial Holdings, Ltd.	1,684,000	784,299

		$1,388,337

Multiline Retail — 0.6%
AEON Stores (Hong Kong) Co., Ltd.	143,500	$355,187

		$355,187

Real Estate Management & Development — 1.3%
Hang Lung Properties, Ltd.	206,000	$753,242

		$753,242

1

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.9%
Stella International Holdings, Ltd.	409,000	$1,057,963

		$1,057,963

Total Hong Kong (identified cost $4,236,169)		$4,409,736

India — 10.4%
Diversified Financial Services — 2.0%
Multi Commodity Exchange of India, Ltd.	38,850	$1,142,264

		$1,142,264

Household Products — 3.9%
Jyothy Laboratories, Ltd.	659,879	$2,244,141

		$2,244,141

Personal Products — 3.2%
Godrej Consumer Products, Ltd.	134,800	$1,809,129

		$1,809,129

Thrifts & Mortgage Finance — 1.3%
LIC Housing Finance, Ltd.	155,950	$762,378

		$762,378

Total India (identified cost $4,626,015)		$5,957,912

Indonesia — 4.4%
Commercial Banks — 1.8%
Bank Bukopin Tbk PT	15,941,500	$1,029,862

		$1,029,862

Consumer Finance — 1.1%
Clipan Finance Indonesia Tbk PT	15,210,500	$641,463

		$641,463

Food Products — 1.5%
Mayora Indah Tbk PT	397,500	$867,312

		$867,312

Total Indonesia (identified cost $2,347,140)		$2,538,637

Malaysia — 11.2%
Construction & Engineering — 3.1%
Mudajaya Group Bhd	2,101,366	$1,754,848

		$1,754,848

Multiline Retail — 3.9%
Aeon Co. (M) Bhd	578,200	$2,250,409

		$2,250,409

Real Estate Management & Development — 1.5%
UOA Development Bhd	1,499,800	$862,827

		$862,827

2

Security	Shares	Value
Specialty Retail — 2.7%
Padini Holdings Bhd	2,633,400	$1,516,668

		$1,516,668

Total Malaysia (identified cost $5,160,355)		$6,384,752

Philippines — 2.7%
Independent Power Producers & Energy Traders — 2.7%
Energy Development Corp.	8,854,300	$1,533,402

		$1,533,402

Total Philippines (identified cost $1,138,480)		$1,533,402

Singapore — 23.7%
Air Freight & Logistics — 1.4%
Singapore Post, Ltd.	869,000	$822,184

		$822,184

Consumer Finance — 1.8%
Hong Leong Finance, Ltd.	508,000	$1,023,433

		$1,023,433

Food Products — 4.6%
Super Group, Ltd.	974,000	$2,633,000

		$2,633,000

IT Services — 1.3%
CSE Global, Ltd.	1,127,000	$733,235

		$733,235

Multiline Retail — 3.0%
Parkson Retail Asia, Ltd.	1,549,000	$1,686,153

		$1,686,153

Real Estate Investment Trusts (REITs) — 3.5%
CDL Hospitality Trusts	1,280,000	$2,019,505

		$2,019,505

Real Estate Management & Development — 1.3%
Perennial China Retail Trust	1,788,000	$724,481

		$724,481

Specialty Retail — 5.4%
OSIM International, Ltd.	2,184,000	$3,111,404

		$3,111,404

Wireless Telecommunication Services — 1.4%
StarHub, Ltd.	268,000	$818,257

		$818,257

Total Singapore (identified cost $10,331,937)		$13,571,652

3

Security	Shares	Value
South Korea — 3.4%
Commercial Banks — 1.4%
BS Financial Group, Inc.	73,760	$825,714

		$825,714

Internet & Catalog Retail — 2.0%
CJ O Shopping Co., Ltd.	4,571	$1,127,295

		$1,127,295

Total South Korea (identified cost $1,667,067)		$1,953,009

Taiwan — 12.6%
Computers & Peripherals — 1.6%
Simplo Technology Co., Ltd.	181,100	$919,309

		$919,309

Health Care Equipment & Supplies — 6.7%
Pacific Hospital Supply Co., Ltd.	550,000	$1,621,961
St. Shine Optical Co., Ltd.	141,000	2,213,343

		$3,835,304

Leisure Equipment & Products — 1.4%
Giant Manufacturing Co., Ltd.	148,000	$785,058

		$785,058

Semiconductors & Semiconductor Equipment — 2.9%
Radiant Opto-Electronics Corp.	373,187	$1,690,553

		$1,690,553

Total Taiwan (identified cost $5,903,064)		$7,230,224

Thailand — 9.6%
Insurance — 2.7%
Bangkok Life Assurance PCL(1)	431,500	$709,831
Thai Reinsurance PCL(1)(2)	6,255,300	819,043

		$1,528,874

Media — 1.1%
Major Cineplex Group PCL(1)	981,200	$629,617

		$629,617

Real Estate Management & Development — 5.8%
Pruksa Real Estate PCL(1)	2,428,400	$1,692,534
Ticon Industrial Connection PCL(1)	3,583,875	1,610,987

		$3,303,521

Total Thailand (identified cost $4,011,884)		$5,462,012

Total Common Stocks (identified cost $46,114,822)		$56,328,309

4

Short-Term Investments — 0.8%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 12/3/12	$443	$442,964

Total Short-Term Investments (identified cost $442,964)		$442,964

Total Investments — 99.2% (identified cost $46,557,786)		$56,771,273

Other Assets, Less Liabilities — 0.8%		$484,256

Net Assets — 100.0%		$57,255,529

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PCL	-	Public Company Ltd.

(1)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(2)	Non-income producing security.

The Portfolio did not have any open financial instruments at November 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$46,880,493

Gross unrealized appreciation	$11,980,032
Gross unrealized depreciation	(2,089,252)

Net unrealized appreciation	$9,890,780

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$56,328,309	(1)(2)	$—	$56,328,309
Short-Term Investments	—	442,964		—	442,964
Total Investments	$—	$56,771,273		$—	$56,771,273

5

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Greater China Growth Fund

November 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
China — 49.1%
Commercial Banks — 7.3%
China Construction Bank Corp., Class H	5,901,110	$4,521,613
Industrial & Commercial Bank of China, Ltd., Class H	9,330,000	6,292,820

		$10,814,433

Computers & Peripherals — 2.0%
Lenovo Group, Ltd.	3,174,000	$2,988,846

		$2,988,846

Diversified Consumer Services — 2.1%
New Oriental Education & Technology Group, Inc. ADR	154,800	$3,120,768

		$3,120,768

Electronic Equipment, Instruments & Components — 2.6%
Digital China Holdings, Ltd.	1,569,000	$2,610,814
Kingboard Chemical Holdings, Ltd.	388,500	1,152,423

		$3,763,237

Energy Equipment & Services — 1.6%
China Oilfield Services, Ltd., Class H	1,148,000	$2,286,047

		$2,286,047

Food Products — 1.7%
Want Want China Holdings, Ltd.	1,744,000	$2,547,821

		$2,547,821

Hotels, Restaurants & Leisure — 0.4%
Ctrip.com International, Ltd. ADR(1)	33,800	$645,580

		$645,580

Household Durables — 0.3%
Haier Electronics Group Co., Ltd.(1)	314,000	$431,731

		$431,731

Insurance — 3.7%
China Pacific Insurance (Group) Co., Ltd., Class H	909,800	$2,980,243
Ping An Insurance (Group) Co. of China, Ltd., Class H	331,000	2,497,477

		$5,477,720

Internet Software & Services — 3.8%
Baidu, Inc. ADR(1)	7,430	$715,583
Tencent Holdings, Ltd.	152,300	4,956,522

		$5,672,105

Leisure Equipment & Products — 0.8%
Sunny Optical Technology (Group) Co., Ltd.	1,899,000	$1,240,079

		$1,240,079

Multiline Retail — 1.3%
Golden Eagle Retail Group, Ltd.	829,000	$1,954,599

		$1,954,599

1

Security	Shares	Value
Oil, Gas & Consumable Fuels — 7.4%
China Shenhua Energy Co., Ltd., Class H	144,000	$589,618
CNOOC, Ltd.	1,891,000	4,019,088
Kunlun Energy Co., Ltd.	1,268,000	2,580,908
PetroChina Co., Ltd., Class H	2,768,000	3,678,838

		$10,868,452

Paper & Forest Products — 1.2%
Nine Dragons Paper Holdings, Ltd.	2,394,000	$1,760,687

		$1,760,687

Pharmaceuticals — 0.3%
Sino Biopharmaceutical, Ltd.	928,000	$448,897

		$448,897

Real Estate Management & Development — 3.7%
China Overseas Land & Investment, Ltd.	684,000	$2,015,891
Longfor Properties Co., Ltd.	1,768,000	3,397,675

		$5,413,566

Specialty Retail — 2.3%
Belle International Holdings, Ltd.	1,603,000	$3,365,941

		$3,365,941

Textiles, Apparel & Luxury Goods — 1.5%
Daphne International Holdings, Ltd.	1,682,000	$2,230,389

		$2,230,389

Wireless Telecommunication Services — 5.1%
China Mobile, Ltd.	657,000	$7,483,429

		$7,483,429

Total China (identified cost $63,053,543)		$72,514,327

Hong Kong — 26.4%
Commercial Banks — 1.8%
BOC Hong Kong (Holdings), Ltd.	857,000	$2,630,780

		$2,630,780

Communications Equipment — 1.7%
AAC Technologies Holdings, Inc.	681,500	$2,557,820

		$2,557,820

Distributors — 1.1%
Li & Fung, Ltd.	994,000	$1,635,981

		$1,635,981

Hotels, Restaurants & Leisure — 3.9%
Sands China, Ltd.	635,200	$2,707,895
SJM Holdings, Ltd.	1,218,000	2,865,415
Tsui Wah Holdings, Ltd.(1)	450,000	147,480

		$5,720,790

Household Durables — 2.0%
Techtronic Industries Co., Ltd.	1,478,000	$2,897,501

		$2,897,501

Industrial Conglomerates — 2.5%
Hutchison Whampoa, Ltd.	357,000	$3,665,592

		$3,665,592

2

Security	Shares	Value
Insurance — 3.2%
AIA Group, Ltd.	1,204,600	$4,707,964

		$4,707,964

Real Estate Management & Development — 8.8%
Cheung Kong (Holdings), Ltd.	255,000	$3,884,003
Hongkong Land Holdings, Ltd.	451,000	2,946,982
Swire Properties, Ltd.	909,800	3,051,470
Wharf (Holdings), Ltd. (The)	409,000	3,162,548

		$13,045,003

Semiconductors & Semiconductor Equipment — 0.4%
ASM Pacific Technology, Ltd.	54,300	$633,850

		$633,850

Textiles, Apparel & Luxury Goods — 1.0%
Stella International Holdings, Ltd.	570,500	$1,475,716

		$1,475,716

Total Hong Kong (identified cost $31,377,721)		$38,970,997

Luxembourg — 1.0%
Specialty Retail — 1.0%
L’Occitane International SA	473,500	$1,452,263

		$1,452,263

Total Luxembourg (identified cost $1,252,090)		$1,452,263

Singapore — 2.0%
Industrial Conglomerates — 2.0%
Jardine Matheson Holdings, Ltd.	50,400	$2,973,909

		$2,973,909

Total Singapore (identified cost $2,501,825)		$2,973,909

Taiwan — 21.4%
Computers & Peripherals — 1.7%
Asustek Computer, Inc.	115,000	$1,269,605
Quanta Computer, Inc.	516,000	1,298,081

		$2,567,686

Construction & Engineering — 1.0%
CTCI Corp.	751,000	$1,432,677

		$1,432,677

Electronic Equipment, Instruments & Components — 2.7%
Delta Electronics, Inc.	488,000	$1,748,855
Hon Hai Precision Industry Co., Ltd.	704,138	2,260,930

		$4,009,785

Health Care Equipment & Supplies — 1.5%
St. Shine Optical Co., Ltd.	141,000	$2,213,343

		$2,213,343

3

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.6%
Formosa International Hotels Corp.	192,000	$2,280,919

		$2,280,919

Real Estate Management & Development — 1.5%
Ruentex Development Co., Ltd.	1,176,000	$2,241,865

		$2,241,865

Semiconductors & Semiconductor Equipment — 10.1%
Advanced Semiconductor Engineering, Inc.	990,551	$830,634
MediaTek, Inc.	201,000	2,288,365
Taiwan Semiconductor Manufacturing Co., Ltd.	3,490,839	11,861,381

		$14,980,380

Wireless Telecommunication Services — 1.3%
Far EasTone Telecommunications Co., Ltd.	775,000	$1,941,319

		$1,941,319

Total Taiwan (identified cost $25,431,275)		$31,667,974

Total Common Stocks (identified cost $123,616,454)		$147,579,470

Short-Term Investments — 0.0%(2)

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 12/3/12	$70	$69,560

Total Short-Term Investments (identified cost $69,560)		$69,560

Total Investments — 99.9% (identified cost $123,686,014)		$147,649,030

Other Assets, Less Liabilities — 0.1%		$91,748

Net Assets — 100.0%		$147,740,778

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at November 30, 2012.

4

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$123,811,466

Gross unrealized appreciation	$27,678,875
Gross unrealized depreciation	(3,841,311)

Net unrealized appreciation	$23,837,564

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$3,913,828	$24,538,429		$—	$28,452,257
Consumer Staples	—	2,547,821		—	2,547,821
Energy	—	13,154,499		—	13,154,499
Financials	—	44,331,331		—	44,331,331
Health Care	—	2,662,240		—	2,662,240
Industrials	—	8,072,178		—	8,072,178
Information Technology	715,583	36,458,126		—	37,173,709
Materials	—	1,760,687		—	1,760,687
Telecommunication Services	—	9,424,748		—	9,424,748
Total Common Stocks	$4,629,411	$142,950,059	*	$—	$147,579,470
Short-Term Investments	$—	$69,560		$—	$69,560
Total Investments	$4,629,411	$143,019,619		$—	$147,649,030

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Multi-Cap Growth Fund

November 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%(1)

Security	Shares	Value
Aerospace & Defense — 1.6%
Precision Castparts Corp.	12,300	$2,255,697

		$2,255,697

Beverages — 2.6%
Anheuser-Busch InBev NV ADR	23,000	$2,023,310
Beam, Inc.	29,800	1,672,078

		$3,695,388

Biotechnology — 4.2%
Biogen Idec, Inc.(2)	11,200	$1,669,808
Celgene Corp.(2)	16,100	1,265,299
Gilead Sciences, Inc.(2)	29,200	2,190,000
Vertex Pharmaceuticals, Inc.(2)	20,400	811,716

		$5,936,823

Building Products — 1.0%
Fortune Brands Home & Security, Inc.(2)	46,800	$1,403,532

		$1,403,532

Capital Markets — 0.9%
T. Rowe Price Group, Inc.	20,000	$1,293,400

		$1,293,400

Chemicals — 5.0%
Celanese Corp., Series A	36,150	$1,483,596
Cytec Industries, Inc.	23,900	1,640,496
Monsanto Co.	26,400	2,417,976
Praxair, Inc.	14,800	1,586,708

		$7,128,776

Commercial Banks — 3.6%
Capital Bank Financial Corp., Class A(2)	45,000	$776,700
First Republic Bank	43,500	1,471,170
Toronto-Dominion Bank (The)	19,100	1,586,828
Wells Fargo & Co.	40,800	1,346,808

		$5,181,506

Commercial Services & Supplies — 1.1%
Waste Connections, Inc.	48,199	$1,586,711

		$1,586,711

Communications Equipment — 2.3%
Palo Alto Networks, Inc.(2)(3)	15,000	$816,300

1

Security	Shares	Value
QUALCOMM, Inc.	38,500	$2,449,370

		$3,265,670

Computers & Peripherals — 8.8%
Apple, Inc.	16,300	$9,540,064
EMC Corp.(2)	120,600	2,993,292

		$12,533,356

Distributors — 1.4%
LKQ Corp.(2)	93,100	$2,040,752

		$2,040,752

Electrical Equipment — 0.7%
Eaton Corp.(3)	17,900	$933,664

		$933,664

Electronic Equipment, Instruments & Components — 0.9%
InvenSense, Inc.(2)(3)	129,100	$1,297,455

		$1,297,455

Energy Equipment & Services — 2.1%
National Oilwell Varco, Inc.	24,200	$1,652,860
Rowan Cos. PLC(2)	44,000	1,396,120

		$3,048,980

Food Products — 3.7%
Annie’s, Inc.(2)	23,433	$840,542
Hershey Co. (The)	23,900	1,751,153
Mondelez International, Inc., Class A	73,200	1,895,148
WhiteWave Foods Co. (The), Class A(2)(3)	47,668	723,123

		$5,209,966

Health Care Equipment & Supplies — 3.9%
Align Technology, Inc.(2)	30,500	$835,395
Analogic Corp.	13,600	1,001,912
Intuitive Surgical, Inc.(2)	4,800	2,539,200
Stryker Corp.	20,400	1,104,864

		$5,481,371

Health Care Providers & Services — 2.7%
Brookdale Senior Living, Inc.(2)	30,400	$777,024
Catamaran Corp.(2)	23,558	1,147,039
MEDNAX, Inc.(2)	24,600	1,943,400

		$3,867,463

Hotels, Restaurants & Leisure — 2.9%
Las Vegas Sands Corp.	24,300	$1,133,595

2

Security	Shares	Value
Yum! Brands, Inc.	44,900	$3,011,892

		$4,145,487

Household Products — 0.8%
Colgate-Palmolive Co.	10,500	$1,139,250

		$1,139,250

Industrial Conglomerates — 1.0%
Danaher Corp.	26,800	$1,446,396

		$1,446,396

Internet & Catalog Retail — 3.0%
Amazon.com, Inc.(2)	7,400	$1,865,170
priceline.com, Inc.(2)	2,600	1,724,216
Shutterfly, Inc.(2)	25,600	689,920

		$4,279,306

Internet Software & Services — 7.8%
Equinix, Inc.(2)	6,000	$1,114,560
Google, Inc., Class A(2)	6,200	4,329,894
LinkedIn Corp., Class A(2)	13,900	1,503,146
MercadoLibre, Inc.(3)	14,800	1,064,860
Rackspace Hosting, Inc.(2)	36,593	2,529,308
VeriSign, Inc.(2)	15,300	522,189

		$11,063,957

IT Services — 3.9%
Accenture PLC, Class A	28,400	$1,928,928
Teradata Corp.(2)	20,800	1,237,184
Visa, Inc., Class A	16,300	2,440,273

		$5,606,385

Leisure Equipment & Products — 0.9%
Polaris Industries, Inc.	14,600	$1,238,226

		$1,238,226

Machinery — 1.6%
Colfax Corp.(2)(3)	31,000	$1,208,690
Stanley Black & Decker, Inc.	14,000	1,006,740

		$2,215,430

Media — 0.8%
Walt Disney Co. (The)	21,600	$1,072,656

		$1,072,656

3

Security	Shares	Value
Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	31,000	$1,209,310

		$1,209,310

Multiline Retail — 1.4%
Dollar General Corp.(2)	38,974	$1,948,700

		$1,948,700

Oil, Gas & Consumable Fuels — 3.9%
Concho Resources, Inc.(2)	19,400	$1,557,044
EOG Resources, Inc.	19,900	2,340,638
Range Resources Corp.	24,500	1,568,490

		$5,466,172

Pharmaceuticals — 2.5%
Allergan, Inc.	20,800	$1,929,200
Perrigo Co.	15,300	1,583,550

		$3,512,750

Real Estate Investment Trusts (REITs) — 0.9%
Public Storage, Inc.	9,600	$1,350,144

		$1,350,144

Road & Rail — 2.4%
J.B. Hunt Transport Services, Inc.	24,800	$1,474,360
Kansas City Southern	24,046	1,879,195

		$3,353,555

Semiconductors & Semiconductor Equipment — 3.4%
Cirrus Logic, Inc.(2)	79,500	$2,489,940
Cypress Semiconductor Corp.(2)	73,900	750,085
Mellanox Technologies, Ltd.(2)(3)	12,500	911,000
Monolithic Power Systems, Inc.(2)	34,900	738,484

		$4,889,509

Software — 2.0%
Infoblox, Inc.(2)	62,965	$1,193,817
Splunk, Inc.(2)	14,696	443,819
VMware, Inc., Class A(2)	13,700	1,246,015

		$2,883,651

Specialty Retail — 6.7%
Home Depot, Inc. (The)	24,300	$1,581,201
Ross Stores, Inc.	30,000	1,707,600
Sally Beauty Holdings, Inc.(2)	38,800	983,580
Tractor Supply Co.	28,100	2,518,322
Ulta Salon, Cosmetics & Fragrance, Inc.	7,800	782,184
Urban Outfitters, Inc.(2)	31,200	1,176,240

4

Security	Shares	Value
Williams-Sonoma, Inc.	15,800	$715,108

		$9,464,235

Textiles, Apparel & Luxury Goods — 1.2%
lululemon athletica, inc.(2)(3)	12,200	$875,716
Wolverine World Wide, Inc.	18,100	783,368

		$1,659,084

Thrifts & Mortgage Finance — 0.7%
ViewPoint Financial Group, Inc.	50,200	$1,026,590

		$1,026,590

Tobacco — 1.1%
Philip Morris International, Inc.	17,000	$1,527,960

		$1,527,960

Trading Companies & Distributors — 2.5%
United Rentals, Inc.(2)	26,500	$1,100,545
W.W. Grainger, Inc.	12,700	2,464,054

		$3,564,599

Total Common Stocks (identified cost $120,174,236)		$140,223,862

Short-Term Investments — 6.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.09%(4)(5)	$7,707	$7,707,264
Eaton Vance Cash Reserves Fund, LLC, 0.13%(5)	1,853	1,853,326

Total Short-Term Investments (identified cost $9,560,590)		$9,560,590

Total Investments — 105.6% (identified cost $129,734,826)		$149,784,452

Covered Call Options Written — (0.0)%(6)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Biogen Idec, Inc.	28	$155.00	12/22/12	$(3,920)
EOG Resources, Inc.	50	125.00	12/22/12	(3,225)
Gilead Sciences, Inc.	73	80.00	12/22/12	(1,460)
Precision Castparts Corp.	31	185.00	12/22/12	(7,673)
priceline.com, Inc.	3	655.00	12/22/12	(6,435)
Yum! Brands, Inc.	22	75.00	12/22/12	(143)

Total Covered Call Options Written (premiums received $22,275)				$(22,856)

5

Value
Other Assets, Less Liabilities — (5.6)%	$(7,880,173)

Net Assets — 100.0%	$141,881,423

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at November 30, 2012 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	All or a portion of this security was on loan at November 30, 2012.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at November 30, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Fund to repay collateral amounts upon the return of loaned securities. At November 30, 2012, the Fund loaned securities having a market value of $7,440,097 and received $7,707,264 of cash collateral for the loans.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2012. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2012 were $2,259 and $1,215, respectively.

(6)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$129,625,174

Gross unrealized appreciation	$22,899,111
Gross unrealized depreciation	(2,739,833)

Net unrealized appreciation	$20,159,278

Written options activity for the fiscal year to date ended November 30, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	952	$72,241
Options written	1,263	159,782
Options terminated in closing purchase transactions	(240)	(31,469)
Options exercised	(450)	(37,465)
Options expired	(1,318)	(140,814)

Outstanding, end of period	207	$22,275

6

At November 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into option transactions or a combination of option transactions on individual securities that it holds to generate premium income and/or to seek to reduce the Fund’s exposure to a decline in the stock price.

At November 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $22,856.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$140,223,862 *	$—	$—	$140,223,862
Short-Term Investments	—	9,560,590	—	9,560,590
Total Investments	$140,223,862	$9,560,590	$—	$149,784,452

Liability Description
Covered Call Options Written	$(22,856)	$—	$—	$(22,856)
Total	$(22,856)	$—	$—	$(22,856)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Richard Bernstein All Asset Strategy Fund

November 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 41.8%

Security	Shares	Value
Aerospace & Defense — 0.9%
Boeing Co. (The)	1,094	$81,262
Honeywell International, Inc.	1,558	95,552
Precision Castparts Corp.	387	70,972
Raytheon Co.	1,441	82,324
United Technologies Corp.	1,643	131,621

		$461,731

Automobiles — 0.8%
Ford Motor Co.	12,682	$145,209
Hyundai Motor Co.	354	73,765
Toyota Motor Corp.	4,800	206,674

		$425,648

Beverages — 1.0%
Asahi Group Holdings, Ltd.	3,300	$74,267
Coca-Cola Co. (The)	4,362	165,407
Diageo PLC	2,990	89,183
Kirin Holdings Co., Ltd.	5,000	61,470
PepsiCo, Inc.	1,842	129,327

		$519,654

Biotechnology — 1.0%
Amgen, Inc.	1,597	$141,814
Biogen Idec, Inc.(1)	841	125,385
Celgene Corp.(1)	1,002	78,747
Gilead Sciences, Inc.(1)	1,776	133,200
Isis Pharmaceuticals, Inc.(1)	6,005	55,246

		$534,392

Chemicals — 0.5%
Dow Chemical Co. (The)	2,681	$80,939
Monsanto Co.	1,067	97,727
Potash Corp. of Saskatchewan, Inc.	1,338	51,764

		$230,430

Commercial Banks — 3.1%
Associated Banc-Corp.	1,189	$15,279
Bank of the Ozarks, Inc.	1,884	59,874
City Holding Co.	1,560	52,416
Columbia Banking System, Inc.	3,179	54,870
Community Bank System, Inc.	2,106	56,609
F.N.B. Corp.	8,278	89,402
First Financial Bancorp	3,240	47,077
First Financial Bankshares, Inc.	1,641	63,851
First Midwest Bancorp, Inc.	7,809	97,612
FirstMerit Corp.	4,036	56,827
Glacier Bancorp, Inc.	6,755	98,150
Huntington Bancshares, Inc.	2,399	14,754
MB Financial, Inc.	2,618	50,894
National Penn Bancshares, Inc.	9,269	87,777
Old National Bancorp	7,139	83,812

Security	Shares	Value
PacWest Bancorp	3,151	$78,491
Park National Corp.	222	14,006
PrivateBancorp, Inc.	1,043	17,095
S&T Bancorp, Inc.	2,914	49,451
Susquehanna Bancshares, Inc.	10,303	105,915
Texas Capital Bancshares, Inc.(1)	1,794	80,802
UMB Financial Corp.	1,836	77,810
Umpqua Holdings Corp.	6,373	74,309
United Bankshares, Inc.	4,166	102,900
Wintrust Financial Corp.	1,982	72,918

		$1,602,901

Commercial Services & Supplies — 0.2%
ADT Corp. (The)(1)	684	$31,396
Covanta Holding Corp.	885	16,709
Tetra Tech, Inc.(1)	593	15,276
Tyco International, Ltd.	1,369	38,838
Waste Connections, Inc.	507	16,690

		$118,909

Communications Equipment — 0.4%
Cisco Systems, Inc.	3,592	$67,925
QUALCOMM, Inc.	2,162	137,546

		$205,471

Computers & Peripherals — 0.9%
Apple, Inc.	579	$338,877
EMC Corp.(1)	2,556	63,440
Hewlett-Packard Co.	5,886	76,459

		$478,776

Construction & Engineering — 0.4%
Dycom Industries, Inc.(1)	3,605	$64,746
EMCOR Group, Inc.	569	18,692
Granite Construction, Inc.	639	19,553
MasTec, Inc.(1)	1,037	23,685
Primoris Services Corp.	1,259	18,230
Quanta Services, Inc.(1)	660	17,068
Tutor Perini Corp.(1)	4,604	59,207

		$221,181

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	5,527	$188,637
CenturyLink, Inc.	2,056	79,855
Telefonica SA	11,129	146,195
Verizon Communications, Inc.	2,468	108,888

		$523,575

Electric Utilities — 2.1%
American Electric Power Co., Inc.	3,381	$144,200
Duke Energy Corp.	1,963	125,279
Edison International	2,787	126,753
Entergy Corp.	1,387	88,130
Exelon Corp.	2,880	87,034
FirstEnergy Corp.	2,199	93,369

Security	Shares	Value
NextEra Energy, Inc.	1,473	$101,210
PPL Corp.	2,832	83,119
Southern Co. (The)	2,399	104,476
Xcel Energy, Inc.	4,229	114,394

		$1,067,964

Electrical Equipment — 0.5%
Acuity Brands, Inc.	291	$19,250
AZZ, Inc.	564	21,500
Emerson Electric Co.	1,281	64,345
Encore Wire Corp.	589	18,459
Generac Holdings, Inc.	611	19,937
Global Power Equipment Group, Inc.	2,778	41,725
Hubbell, Inc., Class B	712	59,986

		$245,202

Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	9,436	$115,402

		$115,402

Energy Equipment & Services — 0.6%
Cameron International Corp.(1)	976	$52,655
Halliburton Co.	1,872	62,431
National Oilwell Varco, Inc.	789	53,889
Noble Corp.	1,793	61,841
Schlumberger, Ltd.	1,075	76,991

		$307,807

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	1,115	$115,949
CVS Caremark Corp.	3,024	140,646
Kroger Co. (The)	3,948	103,596
Sysco Corp.	3,059	96,817
Tesco PLC	13,157	68,637
Wal-Mart Stores, Inc.	1,612	116,096
Walgreen Co.	1,750	59,342
Whole Foods Market, Inc.	1,053	98,308

		$799,391

Food Products — 2.2%
Archer-Daniels-Midland Co.	5,374	$143,486
General Mills, Inc.	2,468	101,163
Green Mountain Coffee Roasters, Inc.(1)	5,102	187,090
H.J. Heinz Co.	1,715	100,259
Kellogg Co.	2,368	131,329
Kraft Foods Group, Inc.(1)	654	29,574
Mead Johnson Nutrition Co.	1,614	110,059
Mondelez International, Inc., Class A	1,963	50,822
Nestle SA	4,125	270,013

		$1,123,795

Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	1,129	$74,819
Becton, Dickinson and Co.	1,157	88,707
Covidien PLC	1,278	74,264

Security	Shares	Value
Intuitive Surgical, Inc.(1)	150	$79,350
Medtronic, Inc.	2,815	118,540
St. Jude Medical, Inc.	3,470	118,952
Stryker Corp.	1,615	87,468
Terumo Corp.	2,400	101,983
Zimmer Holdings, Inc.	1,721	113,534

		$857,617

Health Care Providers & Services — 2.5%
Aetna, Inc.	1,851	$79,945
AmerisourceBergen Corp.	2,299	97,064
Cardinal Health, Inc.	3,097	125,274
Cigna Corp.	3,120	163,082
Express Scripts Holding Co.(1)	2,140	115,239
HCA Holdings, Inc.	3,414	108,394
Humana, Inc.	1,686	110,281
IPC The Hospitalist Co., Inc.(1)	1,647	62,174
McKesson Corp.	1,008	95,226
Triple-S Management Corp., Class B(1)	3,957	69,050
UnitedHealth Group, Inc.	2,899	157,677
WellPoint, Inc.	1,500	83,850

		$1,267,256

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.	994	$86,518

		$86,518

Household Products — 1.1%
Colgate-Palmolive Co.	719	$78,011
Kimberly-Clark Corp.	1,352	115,893
Procter & Gamble Co.	3,708	258,930
Reckitt Benckiser Group PLC	1,538	96,740

		$549,574

Independent Power Producers & Energy Traders — 0.5%
Calpine Corp.(1)	5,430	$93,722
NRG Energy, Inc.	7,708	162,639

		$256,361

Industrial Conglomerates — 0.4%
3M Co.	899	$81,764
General Electric Co.	6,846	144,656

		$226,420

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.(1)	370	$93,259

		$93,259

Internet Software & Services — 0.8%
eBay, Inc.(1)	2,117	$111,820
Google, Inc., Class A(1)	339	236,747
Yahoo! Inc.(1)	4,036	75,756

		$424,323

Security	Shares	Value
IT Services — 0.9%
Accenture PLC, Class A	1,081	$73,422
International Business Machines Corp.	836	158,899
MasterCard, Inc., Class A	202	98,713
Visa, Inc., Class A	601	89,976
Western Union Co.	3,709	46,770

		$467,780

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	2,626	$100,550
Thermo Fisher Scientific, Inc.	1,126	71,557

		$172,107

Machinery — 1.3%
American Railcar Industries, Inc.(1)	598	$18,377
Caterpillar, Inc.	886	75,523
Deere & Co.	796	66,904
Fanuc, Ltd.	800	135,451
FreightCar America, Inc.	2,871	60,377
Greenbrier Cos., Inc.(1)	1,021	19,511
Oshkosh Corp.(1)	774	22,717
Pentair, Ltd.	328	15,905
RBC Bearings, Inc.(1)	1,144	53,299
Stanley Black & Decker, Inc.	1,231	88,521
Titan International, Inc.	2,951	59,994
Trimas Corp.(1)	767	19,865
Trinity Industries, Inc.	647	20,555
Wabash National Corp.(1)	2,437	19,715

		$676,714

Media — 1.6%
CBS Corp., Class B	3,041	$109,415
Comcast Corp., Class A	3,005	111,726
DIRECTV(1)	1,265	62,870
McGraw-Hill Cos., Inc. (The)	1,283	68,140
News Corp., Class A	4,203	103,562
Time Warner Cable, Inc.	958	90,905
Time Warner, Inc.	2,253	106,567
Viacom, Inc., Class B	1,479	76,331
Walt Disney Co. (The)	2,100	104,286

		$833,802

Metals & Mining — 1.0%
BHP Billiton, Ltd.	6,322	$227,670
Freeport-McMoRan Copper & Gold, Inc.	1,887	73,612
Nucor Corp.	1,769	72,847
Rio Tinto PLC	2,885	143,259

		$517,388

Multi-Utilities — 1.0%
Consolidated Edison, Inc.	1,651	$92,109
Dominion Resources, Inc.	2,064	105,491
PG&E Corp.	1,977	80,958
Public Service Enterprise Group, Inc.	3,907	117,562

Security	Shares	Value
Sempra Energy	1,434	$98,114

		$494,234

Multiline Retail — 0.1%
Target Corp.	1,103	$69,632

		$69,632

Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp.	914	$66,896
Apache Corp.	728	56,121
BG Group PLC	661	11,340
BP PLC	17,659	122,594
Canadian Natural Resources, Ltd.	1,706	49,101
Chevron Corp.	710	75,040
ConocoPhillips	369	21,011
Devon Energy Corp.	1,062	54,874
EOG Resources, Inc.	555	65,279
Exxon Mobil Corp.	3,181	280,373
Hess Corp.	239	11,857
Husky Energy, Inc.	1,965	55,151
Marathon Oil Corp.	2,045	63,088
Marathon Petroleum Corp.	474	28,222
Noble Energy, Inc.	650	63,537
Occidental Petroleum Corp.	819	61,597
Peabody Energy Corp.	1,858	46,654
Phillips 66	184	9,636
Plains Exploration & Production Co.(1)	556	19,849
Spectra Energy Corp.	788	22,025
Suncor Energy, Inc.	1,476	48,232
Total SA	292	14,634
Valero Energy Corp.	734	23,679
Williams Cos., Inc.	521	17,110

		$1,287,900

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	1,808	$105,316
Kao Corp.	2,500	68,741

		$174,057

Pharmaceuticals — 3.9%
Abbott Laboratories	1,384	$89,960
Allergan, Inc.	1,456	135,044
Astellas Pharma, Inc.	1,700	86,060
AstraZeneca PLC	2,043	97,039
Bristol-Myers Squibb Co.	1,967	64,183
Daiichi Sankyo Co., Ltd.	3,400	52,569
Eisai Co., Ltd.	1,600	67,251
Eli Lilly & Co.	2,500	122,600
GlaxoSmithKline PLC	7,687	164,626
Johnson & Johnson	3,467	241,754
Merck & Co., Inc.	2,635	116,730
Novartis AG	2,991	185,344
Novo Nordisk A/S, Class B	280	44,383
Pfizer, Inc.	8,006	200,310
Roche Holding AG PC	358	70,524
Sanofi	1,224	109,325

Security	Shares	Value
Takeda Pharmaceutical Co., Ltd.	1,600	$73,244
Teva Pharmaceutical Industries, Ltd.	2,000	80,939

		$2,001,885

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.	779	$58,370

		$58,370

Road & Rail — 0.2%
Union Pacific Corp.	712	$87,419

		$87,419

Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp.	2,557	$50,040
Texas Instruments, Inc.	2,110	62,182

		$112,222

Software — 0.7%
Activision Blizzard, Inc.	4,824	$55,187
Adobe Systems, Inc.(1)	2,437	84,345
CA, Inc.	2,694	59,699
Microsoft Corp.	3,420	91,040
Oracle Corp.	2,222	71,326

		$361,597

Specialty Retail — 0.2%
Home Depot, Inc. (The)	940	$61,166
Lowe’s Companies, Inc.	1,201	43,344

		$104,510

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	708	$69,016

		$69,016

Thrifts & Mortgage Finance — 0.6%
Brookline Bancorp, Inc.	10,143	$85,810
Northwest Bancshares, Inc.	6,875	82,019
Oritani Financial Corp.	3,662	53,465
Provident Financial Services, Inc.	4,708	68,219

		$289,513

Tobacco — 1.3%
Altria Group, Inc.	2,593	$87,669
British American Tobacco PLC	2,125	111,628
Imperial Tobacco Group PLC	1,712	68,511
Japan Tobacco, Inc.	2,200	65,966
Lorillard, Inc.	893	108,196
Philip Morris International, Inc.	1,729	155,403
Reynolds American, Inc.	2,015	88,096

		$685,469

Trading Companies & Distributors — 0.2%
Mitsubishi Corp.	6,500	$123,729

		$123,729

Security	Shares	Value
Wireless Telecommunication Services — 0.5%
China Mobile, Ltd.	8,500	$96,818
Crown Castle International Corp.(1)	1,669	112,691
Vodafone Group PLC	25,744	66,410

		$275,919

Total Common Stocks (identified cost $19,520,935)		$21,606,820

U.S. Treasury Obligations — 34.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond:
3.125%, 11/15/41	$134	$143,312
3.125%, 2/15/42	102	109,049
3.50%, 2/15/39	81	93,414
3.75%, 8/15/41	111	133,734
3.875%, 8/15/40	110	135,094
4.25%, 5/15/39	71	92,987
4.25%, 11/15/40	106	138,786
4.375%, 2/15/38	70	92,883
4.375%, 11/15/39	102	134,938
4.375%, 5/15/40	103	136,910
4.375%, 5/15/41	106	141,578
4.50%, 2/15/36	69	92,659
4.50%, 5/15/38	69	92,740
4.50%, 8/15/39	69	92,792
4.625%, 2/15/40	166	228,562
4.75%, 2/15/37	67	92,605
4.75%, 2/15/41	97	136,512
5.00%, 5/15/37	64	92,358
7.875%, 2/15/21	213	323,672
8.125%, 5/15/21	209	323,689
8.125%, 8/15/21	207	324,046
8.75%, 5/15/20	207	320,831
8.75%, 8/15/20	205	321,291

		$3,794,442

U.S. Treasury Note:
0.50%, 5/31/13	$48	$48,292
0.625%, 7/15/14	48	48,403
0.75%, 3/31/13	48	48,105
0.75%, 12/15/13	48	48,173
0.75%, 6/15/14	48	48,280
1.00%, 7/15/13	48	47,953
1.00%, 5/15/14	48	48,132
1.00%, 8/31/16	26	26,959
1.25%, 2/15/14	47	47,987
1.25%, 9/30/15	26	26,578
1.50%, 6/30/16	26	26,802
1.50%, 8/31/18	26	27,458
1.75%, 3/31/14	47	47,743
1.75%, 7/31/15	107	111,088

Security	Principal Amount (000’s omitted)	Value
1.75%, 5/15/22	$285	$290,974
1.875%, 6/30/15	25	26,324
2.00%, 1/31/16	25	26,501
2.00%, 11/15/21	1,328	1,391,908
2.125%, 5/31/15	25	26,241
2.125%, 2/29/16	25	26,530
2.125%, 8/15/21	1,814	1,925,709
2.375%, 8/31/14	71	73,416
2.375%, 9/30/14	25	25,970
2.375%, 10/31/14	25	26,008
2.375%, 7/31/17	25	26,858
2.375%, 5/31/18	25	27,110
2.50%, 4/30/15	25	26,119
2.625%, 7/31/14	71	73,287
2.625%, 12/31/14	25	26,019
2.625%, 4/30/16	65	70,028
2.625%, 1/31/18	59	64,891
2.625%, 8/15/20	1,502	1,663,322
2.625%, 11/15/20	489	541,075
2.75%, 11/30/16	86	93,753
2.75%, 5/31/17	104	113,704
2.75%, 12/31/17	24	26,872
2.75%, 2/28/18	24	26,907
2.75%, 2/15/19	298	332,278
2.875%, 3/31/18	24	26,972
3.125%, 10/31/16	88	96,889
3.125%, 4/30/17	179	199,221
3.125%, 5/15/19	291	331,945
3.125%, 5/15/21	1,000	1,145,422
3.25%, 6/30/16	24	26,314
3.25%, 7/31/16	54	60,002
3.25%, 12/31/16	24	26,466
3.375%, 11/15/19	286	332,000
3.50%, 5/31/13	46	46,660
3.50%, 5/15/20	754	883,064
3.625%, 8/15/19	392	460,197
3.625%, 2/15/20	870	1,025,304
3.625%, 2/15/21	1,084	1,284,591
3.75%, 11/15/18	280	328,411
4.00%, 2/15/15	24	25,635
4.25%, 11/15/14	24	25,540
4.25%, 8/15/15	23	25,759
4.50%, 2/15/16	23	25,916
4.50%, 5/15/17	22	26,303
5.125%, 5/15/16	22	25,791

		$14,032,159

Total U.S. Treasury Obligations (identified cost $17,404,665)		$17,826,601

Exchange-Traded Funds(2) — 20.8%

Security	Shares	Value
Equity Funds — 3.0%
Consumer Discretionary Select Sector SPDR Fund	24,289	$1,154,456
Vanguard Extended Market ETF	6,738	402,326

		$1,556,782

Corporate Bond Funds — 12.7%
iShares iBoxx $ High Yield Corporate Bond Fund	23,816	$2,216,079
iShares iBoxx $ Investment Grade Corporate Bond Fund	17,438	2,129,703
SPDR Barclays High Yield Bond ETF	54,763	2,221,187

		$6,566,969

Municipal Bond Funds — 5.1%
iShares S&P National AMT-Free Municipal Bond Fund	23,135	$2,638,778

		$2,638,778

Total Exchange-Traded Funds (identified cost $10,094,678)		$10,762,529

Short-Term Investments — 2.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(3)	$1,018	$1,018,036

Total Short-Term Investments (identified cost $1,018,036)		$1,018,036

Total Investments — 99.1% (identified cost $48,038,314)		$51,213,986

Other Assets, Less Liabilities — 0.9%		$450,953

Net Assets — 100.0%		$51,664,939

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the 1940 Act in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2012 was $666.

The Fund did not have any open financial instruments at November 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$48,037,014

Gross unrealized appreciation	$3,494,185
Gross unrealized depreciation	(317,213)

Net unrealized appreciation	$3,176,972

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,401,946	$280,439		$—	$1,682,385
Consumer Staples	2,876,784	975,156		—	3,851,940
Energy	1,447,139	148,568		—	1,595,707
Financials	1,950,784	—		—	1,950,784
Health Care	3,699,970	1,133,287		—	4,833,257
Industrials	1,902,125	259,180		—	2,161,305
Information Technology	2,165,571	—		—	2,165,571
Materials	376,889	370,929		—	747,818
Telecommunication Services	490,071	309,423		—	799,494
Utilities	1,818,559	—		—	1,818,559
Total Common Stocks	$18,129,838	$3,476,982	*	$—	$21,606,820
U.S. Treasury Obligations	$—	$17,826,601		$—	$17,826,601
Exchange-Traded Funds	10,762,529	—		—	10,762,529
Short-Term Investments	—	1,018,036		—	1,018,036
Total Investments	$28,892,367	$22,321,619		$—	$51,213,986

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Richard Bernstein Equity Strategy Fund

November 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.9%

Security	Shares	Value
Aerospace & Defense — 1.6%
Boeing Co. (The)	7,637	$567,276
Honeywell International, Inc.	12,952	794,346
Precision Castparts Corp.	6,911	1,267,408
Raytheon Co.	12,599	719,781
United Technologies Corp.	17,798	1,425,798

		$4,774,609

Automobiles — 1.3%
Ford Motor Co.	106,284	$1,216,952
Hyundai Motor Co.	4,067	847,463
Toyota Motor Corp.	41,400	1,782,564

		$3,846,979

Beverages — 2.4%
Asahi Group Holdings, Ltd.	35,500	$798,929
Coca-Cola Co. (The)	68,692	2,604,801
Diageo PLC	37,828	1,128,304
Kirin Holdings Co., Ltd.	58,000	713,058
PepsiCo, Inc.	27,736	1,947,344

		$7,192,436

Biotechnology — 2.6%
Amgen, Inc.	27,894	$2,476,987
Biogen Idec, Inc.(1)	10,661	1,589,448
Celgene Corp.(1)	15,603	1,226,240
Gilead Sciences, Inc.(1)	20,135	1,510,125
Isis Pharmaceuticals, Inc.(1)	116,134	1,068,433

		$7,871,233

Chemicals — 1.1%
Dow Chemical Co. (The)	35,842	$1,082,070
Monsanto Co.	18,708	1,713,466
Potash Corp. of Saskatchewan, Inc.	16,482	637,643

		$3,433,179

Commercial Banks — 6.8%
Associated Banc-Corp.	23,711	$304,686
Bank of the Ozarks, Inc.	27,213	864,829
City Holding Co.	21,142	710,371
Columbia Banking System, Inc.	38,242	660,057
Community Bank System, Inc.	26,945	724,282
F.N.B. Corp.	117,531	1,269,335
First Financial Bancorp	42,828	622,291
First Financial Bankshares, Inc.	21,748	846,215
First Midwest Bancorp, Inc.	104,668	1,308,350
FirstMerit Corp.	25,240	355,379
Glacier Bancorp, Inc.	86,199	1,252,471
Huntington Bancshares, Inc.	48,185	296,338
MB Financial, Inc.	15,282	297,082
National Penn Bancshares, Inc.	124,855	1,182,377
Old National Bancorp	92,726	1,088,603

1

Security	Shares	Value
PacWest Bancorp	37,756	$940,502
Park National Corp.	4,628	291,980
PrivateBancorp, Inc.	20,912	342,748
S&T Bancorp, Inc.	37,610	638,242
Susquehanna Bancshares, Inc.	131,164	1,348,366
Texas Capital Bancshares, Inc.(1)	25,443	1,145,953
UMB Financial Corp.	19,036	806,746
Umpqua Holdings Corp.	83,929	978,612
United Bankshares, Inc.	34,806	859,708
Wintrust Financial Corp.	33,612	1,236,585

		$20,372,108

Commercial Services & Supplies — 0.6%
ADT Corp. (The)(1)	7,777	$356,964
Covanta Holding Corp.	18,160	342,861
Tetra Tech, Inc.(1)	11,195	288,383
Tyco International, Ltd.	15,555	441,296
Waste Connections, Inc.	10,359	341,018

		$1,770,522

Communications Equipment — 0.6%
Cisco Systems, Inc.	36,146	$683,521
QUALCOMM, Inc.	19,306	1,228,248

		$1,911,769

Computers & Peripherals — 2.3%
Apple, Inc.	9,497	$5,558,404
EMC Corp.(1)	39,287	975,103
Hewlett-Packard Co.	28,851	374,775

		$6,908,282

Construction & Engineering — 0.9%
Dycom Industries, Inc.(1)	16,843	$302,500
EMCOR Group, Inc.	11,413	374,917
Granite Construction, Inc.	12,930	395,658
MasTec, Inc.(1)	20,275	463,081
Primoris Services Corp.	25,336	366,865
Quanta Services, Inc.(1)	13,175	340,706
Tutor Perini Corp.(1)	26,131	336,045

		$2,579,772

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	76,795	$2,621,013
CenturyLink, Inc.	39,649	1,539,967
Telefonica SA	89,651	1,177,690
Verizon Communications, Inc.	32,712	1,443,254

		$6,781,924

Electric Utilities — 4.9%
American Electric Power Co., Inc.	35,411	$1,510,279
Duke Energy Corp.	26,214	1,672,977
Edison International	29,889	1,359,352
Entergy Corp.	18,341	1,165,387
Exelon Corp.	41,700	1,260,174
FirstEnergy Corp.	35,609	1,511,958
NextEra Energy, Inc.	30,145	2,071,263
PPL Corp.	45,080	1,323,098
Southern Co. (The)	35,992	1,567,452
Xcel Energy, Inc.	46,661	1,262,180

		$14,704,120

2

Security	Shares	Value
Electrical Equipment — 1.0%
Acuity Brands, Inc.	5,746	$380,098
AZZ, Inc.	11,388	434,111
Emerson Electric Co.	17,302	869,079
Encore Wire Corp.	12,003	376,174
Generac Holdings, Inc.	11,974	390,712
Global Power Equipment Group, Inc.	15,011	225,465
Hubbell, Inc., Class B	4,842	407,938

		$3,083,577

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	81,794	$1,000,341

		$1,000,341

Energy Equipment & Services — 0.9%
Cameron International Corp.(1)	7,591	$409,535
Halliburton Co.	11,497	383,425
National Oilwell Varco, Inc.	7,944	542,575
Noble Corp.	15,411	531,525
Schlumberger, Ltd.	11,854	848,984

		$2,716,044

Food & Staples Retailing — 3.6%
Costco Wholesale Corp.	16,373	$1,702,628
CVS Caremark Corp.	41,595	1,934,583
Kroger Co. (The)	53,866	1,413,444
Sysco Corp.	41,858	1,324,806
Tesco PLC	131,936	688,275
Wal-Mart Stores, Inc.	27,738	1,997,691
Walgreen Co.	20,715	702,445
Whole Foods Market, Inc.	12,027	1,122,841

		$10,886,713

Food Products — 4.1%
Archer-Daniels-Midland Co.	43,103	$1,150,850
General Mills, Inc.	37,928	1,554,668
Green Mountain Coffee Roasters, Inc.(1)	12,031	441,177
H.J. Heinz Co.	23,309	1,362,644
Kellogg Co.	28,478	1,579,390
Kraft Foods Group, Inc.(1)	9,345	422,581
Mead Johnson Nutrition Co.	16,988	1,158,412
Mondelez International, Inc., Class A	28,037	725,878
Nestle SA	59,232	3,877,186

		$12,272,786

Health Care Equipment & Supplies — 3.7%
Baxter International, Inc.	15,287	$1,013,070
Becton, Dickinson and Co.	19,290	1,478,964
Covidien PLC	21,751	1,263,951
Intuitive Surgical, Inc.(1)	1,645	870,205
Medtronic, Inc.	40,172	1,691,643
St. Jude Medical, Inc.	35,508	1,217,214
Stryker Corp.	30,915	1,674,356
Terumo Corp.	15,200	645,890
Zimmer Holdings, Inc.	21,670	1,429,570

		$11,284,863

3

Security	Shares	Value
Health Care Providers & Services — 5.4%
Aetna, Inc.	21,607	$933,206
AmerisourceBergen Corp.	39,055	1,648,902
Cardinal Health, Inc.	31,439	1,271,708
Cigna Corp.	34,354	1,795,684
Express Scripts Holding Co.(1)	31,904	1,718,030
HCA Holdings, Inc.	47,861	1,519,587
Humana, Inc.	13,645	892,519
IPC The Hospitalist Co., Inc.(1)	14,442	545,185
McKesson Corp.	20,012	1,890,534
Triple-S Management Corp., Class B(1)	42,773	746,389
UnitedHealth Group, Inc.	40,718	2,214,652
WellPoint, Inc.	21,714	1,213,813

		$16,390,209

Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp.	12,580	$1,094,963

		$1,094,963

Household Products — 2.6%
Colgate-Palmolive Co.	10,823	$1,174,296
Kimberly-Clark Corp.	22,013	1,886,954
Procter & Gamble Co.	51,039	3,564,053
Reckitt Benckiser Group PLC	19,689	1,238,431

		$7,863,734

Independent Power Producers & Energy Traders — 0.7%
Calpine Corp.(1)	60,521	$1,044,592
NRG Energy, Inc.	50,736	1,070,530

		$2,115,122

Industrial Conglomerates — 0.9%
3M Co.	13,872	$1,261,658
General Electric Co.	65,169	1,377,021

		$2,638,679

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.(1)	6,009	$1,514,568

		$1,514,568

Internet Software & Services — 1.8%
eBay, Inc.(1)	29,754	$1,571,606
Google, Inc., Class A(1)	4,309	3,009,276
Yahoo! Inc.(1)	44,381	833,032

		$5,413,914

IT Services — 1.8%
Accenture PLC, Class A	15,807	$1,073,611
International Business Machines Corp.	9,358	1,778,675
MasterCard, Inc., Class A	2,516	1,229,519
Visa, Inc., Class A	4,343	650,191
Western Union Co.	49,639	625,948

		$5,357,944

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	44,083	$1,687,938
Thermo Fisher Scientific, Inc.	19,459	1,236,620

		$2,924,558

4

Security	Shares	Value
Machinery — 2.4%
American Railcar Industries, Inc.(1)	11,813	$363,014
Caterpillar, Inc.	11,806	1,006,343
Deere & Co.	10,909	916,901
Fanuc, Ltd.	5,800	982,021
FreightCar America, Inc.	13,712	288,363
Greenbrier Cos., Inc.(1)	19,689	376,257
Oshkosh Corp.(1)	14,921	437,931
Pentair, Ltd.	3,732	180,965
RBC Bearings, Inc.(1)	7,620	355,016
Stanley Black & Decker, Inc.	12,968	932,529
Titan International, Inc.	13,961	283,827
Trimas Corp.(1)	15,820	409,738
Trinity Industries, Inc.	12,457	395,759
Wabash National Corp.(1)	48,536	392,656

		$7,321,320

Media — 3.5%
CBS Corp., Class B	40,117	$1,443,410
Comcast Corp., Class A	22,241	826,921
DIRECTV(1)	18,676	928,197
McGraw-Hill Cos., Inc. (The)	23,494	1,247,766
News Corp., Class A	69,227	1,705,753
Time Warner Cable, Inc.	14,088	1,336,810
Time Warner, Inc.	28,657	1,355,476
Viacom, Inc., Class B	19,794	1,021,568
Walt Disney Co. (The)	15,484	768,936

		$10,634,837

Metals & Mining — 1.6%
BHP Billiton, Ltd.	70,732	$2,547,223
Freeport-McMoRan Copper & Gold, Inc.	17,808	694,690
Nucor Corp.	15,912	655,256
Rio Tinto PLC	18,872	937,118

		$4,834,287

Multi-Utilities — 2.6%
Consolidated Edison, Inc.	27,513	$1,534,950
Dominion Resources, Inc.	35,428	1,810,725
PG&E Corp.	37,146	1,521,129
Public Service Enterprise Group, Inc.	47,718	1,435,835
Sempra Energy	21,050	1,440,241

		$7,742,880

Multiline Retail — 0.4%
Target Corp.	18,851	$1,190,064

		$1,190,064

Oil, Gas & Consumable Fuels — 4.1%
Anadarko Petroleum Corp.	7,925	$580,031
Apache Corp.	6,099	470,172
BG Group PLC	13,298	228,148
BP PLC	143,738	997,871
Canadian Natural Resources, Ltd.	8,462	243,548
Chevron Corp.	8,089	854,926
ConocoPhillips	11,003	626,511
Devon Energy Corp.	7,671	396,360
EOG Resources, Inc.	5,526	649,968
Exxon Mobil Corp.	17,556	1,547,386

5

Security	Shares	Value
Hess Corp.	4,965	$246,314
Husky Energy, Inc.	12,977	364,221
Marathon Oil Corp.	18,459	569,460
Marathon Petroleum Corp.	12,926	769,614
Noble Energy, Inc.	5,532	540,753
Occidental Petroleum Corp.	4,378	329,269
Peabody Energy Corp.	10,288	258,332
Phillips 66	5,501	288,087
Plains Exploration & Production Co.(1)	10,445	372,886
Spectra Energy Corp.	11,645	325,478
Suncor Energy, Inc.	14,563	475,880
Total SA	5,321	266,665
Valero Energy Corp.	20,091	648,136
Williams Cos., Inc.	11,657	382,816

		$12,432,832

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	21,358	$1,244,104
Kao Corp.	27,400	753,404

		$1,997,508

Pharmaceuticals — 8.7%
Abbott Laboratories	26,354	$1,713,010
Allergan, Inc.	17,968	1,666,532
Astellas Pharma, Inc.	19,800	1,002,351
AstraZeneca PLC	23,810	1,130,933
Bristol-Myers Squibb Co.	33,962	1,108,180
Daiichi Sankyo Co., Ltd.	36,200	559,704
Eisai Co., Ltd.	17,700	743,969
Eli Lilly & Co.	41,900	2,054,776
GlaxoSmithKline PLC	75,488	1,616,659
Johnson & Johnson	40,837	2,847,564
Merck & Co., Inc.	41,838	1,853,423
Novartis AG	40,808	2,528,763
Novo Nordisk A/S, Class B	5,592	886,391
Pfizer, Inc.	107,949	2,700,884
Roche Holding AG PC	3,199	630,188
Sanofi	15,881	1,418,450
Takeda Pharmaceutical Co., Ltd.	19,000	869,768
Teva Pharmaceutical Industries, Ltd.	24,104	975,472

		$26,307,017

Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.	18,198	$1,363,576

		$1,363,576

Road & Rail — 0.2%
Union Pacific Corp.	6,164	$756,816

		$756,816

Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp.	25,428	$497,626
Texas Instruments, Inc.	26,739	787,998

		$1,285,624

Software — 1.8%
Activision Blizzard, Inc.	52,478	$600,348
Adobe Systems, Inc.(1)	27,966	967,903
CA, Inc.	42,700	946,232

6

Security	Shares	Value
Microsoft Corp.	69,995	$1,863,267
Oracle Corp.	32,689	1,049,317

		$5,427,067

Specialty Retail — 0.6%
Home Depot, Inc. (The)	17,077	$1,111,200
Lowe’s Companies, Inc.	19,509	704,080

		$1,815,280

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	10,904	$1,062,922

		$1,062,922

Thrifts & Mortgage Finance — 1.4%
Brookline Bancorp, Inc.	125,041	$1,057,847
Northwest Bancshares, Inc.	101,055	1,205,586
Oritani Financial Corp.	79,236	1,156,846
Provident Financial Services, Inc.	54,843	794,675

		$4,214,954

Tobacco — 3.3%
Altria Group, Inc.	45,497	$1,538,254
British American Tobacco PLC	30,461	1,600,145
Imperial Tobacco Group PLC	18,658	746,656
Japan Tobacco, Inc.	31,000	929,521
Lorillard, Inc.	11,227	1,360,263
Philip Morris International, Inc.	27,376	2,460,555
Reynolds American, Inc.	29,567	1,292,669

		$9,928,063

Trading Companies & Distributors — 0.2%
Mitsubishi Corp.	36,400	$692,882

		$692,882

Wireless Telecommunication Services — 1.1%
China Mobile, Ltd.	124,000	$1,412,397
Crown Castle International Corp.(1)	15,767	1,064,588
Vodafone Group PLC	286,216	738,333

		$3,215,318

Total Common Stocks (identified cost $240,528,093)		$270,928,195

Exchange-Traded Funds — 8.2%

Security	Shares	Value
Equity Funds — 8.2%
Consumer Discretionary Select Sector SPDR Fund	391,712	$18,618,071
Vanguard Extended Market ETF	104,195	6,221,484

Total Exchange-Traded Funds (identified cost $22,555,967)		$24,839,555

7

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(2)	$4,766	$4,766,315

Total Short-Term Investments (identified cost $4,766,315)		$4,766,315

Total Investments — 99.7% (identified cost $267,850,375)		$300,534,065

Other Assets, Less Liabilities — 0.3%		$800,122

Net Assets — 100.0%		$301,334,187

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2012 was $2,339.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	75.5%	$227,622,733
United Kingdom	3.7	11,050,873
Japan	3.5	10,474,061
Switzerland	2.7	8,189,923
Australia	0.8	2,547,223
Ireland	0.8	2,337,562
Canada	0.6	1,721,292
France	0.5	1,685,115
China	0.5	1,412,397
Spain	0.4	1,177,690
Israel	0.3	975,472
Denmark	0.3	886,391
South Korea	0.3	847,463

Common Stocks	89.9%	$270,928,195
Exchange-Traded Funds	8.2	24,839,555
Short-Term Investments	1.6	4,766,315

Total Investments	99.7%	$300,534,065

8

The Fund did not have any open financial instruments at November 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$268,001,705

Gross unrealized appreciation	$42,727,461
Gross unrealized depreciation	(10,195,101)

Net unrealized appreciation	$32,532,360

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$18,529,586	$2,630,027		$—	$21,159,613
Consumer Staples	37,667,331	12,473,909		—	50,141,240
Energy	13,656,192	1,492,684		—	15,148,876
Financials	25,950,638	—		—	25,950,638
Health Care	51,769,342	13,008,538		—	64,777,880
Industrials	21,943,274	1,674,903		—	23,618,177
Information Technology	27,304,941	—		—	27,304,941
Materials	4,783,125	3,484,341		—	8,267,466
Telecommunication Services	6,668,822	3,328,420		—	9,997,242
Utilities	24,562,122	—		—	24,562,122
Total Common Stocks	$232,835,373	$38,092,822	*	$—	$270,928,195
Exchange-Traded Funds	$24,839,555	$—		$—	$24,839,555
Short-Term Investments	—	4,766,315		—	4,766,315
Total Investments	$257,674,928	$42,859,137		$—	$300,534,065

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Worldwide Health Sciences Fund

November 30, 2012 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2012, the value of the Fund’s investment in the Portfolio was $991,123,151 and the Fund owned 99.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio

November 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.33%

Security	Shares	Value	Percentage of Net Assets
Major Capitalization – Europe — 17.02%(1)
Actelion, Ltd.(2)	514,900	$25,521,282	2.57%
Novartis AG	341,000	21,130,861	2.13
Roche Holding AG PC	367,000	72,297,219	7.27
Sanofi	562,000	50,196,393	5.05

		$169,145,755	17.02%

Major Capitalization – Far East — 6.01%(1)
Astellas Pharma, Inc.	400,000	$20,249,522	2.04%
Mitsubishi Tanabe Pharma Corp.	1,433,000	19,504,187	1.96
Ono Pharmaceutical Co., Ltd.	365,000	19,993,064	2.01

		$59,746,773	6.01%

Major Capitalization – North America — 52.17%(1)
Abbott Laboratories	688,000	$44,720,000	4.50%
Aetna, Inc.	150,000	6,478,500	0.65
Allergan, Inc.	160,000	14,840,000	1.49
Baxter International, Inc.	191,000	12,657,570	1.27
Biogen Idec, Inc.(2)	160,000	23,854,400	2.40
BioMarin Pharmaceutical, Inc.(2)	214,000	10,400,400	1.05
Bristol-Myers Squibb Co.	780,000	25,451,400	2.56
Cigna Corp.	94,000	4,913,380	0.49
Express Scripts Holding Co.(2)	442,000	23,801,700	2.39
Gilead Sciences, Inc.(2)	565,500	42,412,500	4.27
HCA Holdings, Inc.	920,000	29,210,000	2.94
Humana, Inc.	145,000	9,484,450	0.95
Illumina, Inc.(2)	282,700	15,183,817	1.53
Life Technologies Corp.(2)	485,000	23,934,750	2.41
Merck & Co., Inc.	1,377,000	61,001,100	6.14
Mylan, Inc.(2)	764,000	20,765,520	2.09
Onyx Pharmaceuticals, Inc.(2)	292,000	22,037,240	2.22
Pfizer, Inc.	2,127,000	53,217,540	5.35
Thermo Fisher Scientific, Inc.	162,600	10,333,230	1.04
UnitedHealth Group, Inc.	261,000	14,195,790	1.43
Watson Pharmaceuticals, Inc.(2)	246,000	21,650,460	2.18
WellPoint, Inc.	250,000	13,975,000	1.41
Zimmer Holdings, Inc.	213,000	14,051,610	1.41

		$518,570,357	52.17%

Small & Mid Capitalization – Europe — 1.65%(1)
Given Imaging, Ltd.(2)	430,000	$7,787,300	0.78%
Warner Chilcott PLC, Class A	738,200	8,607,412	0.87

		$16,394,712	1.65%

1

Security	Shares	Value	Percentage of Net Assets
Small & Mid Capitalization – Far East — 9.54%(1)
Biosensors International Group, Ltd.(2)	13,628,000	$12,997,870	1.31%
China Shineway Pharmaceutical Group, Ltd.	5,560,900	8,362,274	0.84
Nichi-Iko Pharmaceutical Co., Ltd.	660,000	13,069,505	1.31
Sawai Pharmaceutical Co., Ltd.	230,000	24,855,598	2.50
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	12,500,000	13,006,303	1.31
Towa Pharmaceutical Co., Ltd.	420,000	22,577,230	2.27

		$94,868,780	9.54%

Small & Mid Capitalization – North America — 10.94%(1)
Affymax, Inc.(2)	405,000	$9,898,200	1.00%
Dendreon Corp.(2)	734,800	3,269,860	0.33
Exact Sciences Corp.(2)	1,032,300	10,126,863	1.02
ImmunoGen, Inc.(2)	49,900	633,231	0.06
Impax Laboratories, Inc.(2)	502,900	10,228,986	1.03
Incyte Corp.(2)	1,260,000	22,176,000	2.23
MAKO Surgical Corp.(2)	645,000	8,901,000	0.90
Medivation, Inc.(2)	195,000	10,169,250	1.02
Neurocrine Biosciences, Inc.(2)	640,200	4,788,696	0.48
NPS Pharmaceuticals, Inc.(2)	742,700	7,597,821	0.76
OraSure Technologies, Inc.(2)	1,145,000	8,816,500	0.89
Sequenom, Inc.(2)	1,800,000	8,766,000	0.88
VIVUS, Inc.(2)	295,500	3,339,150	0.34

		$108,711,557	10.94%

Total Common Stocks (identified cost $803,804,146)		$967,437,934	97.33%

Short-Term Investments — 1.83%

Description	Interest (000’s Omitted)	Value	Percentage of Net Assets
Eaton Vance Cash Reserves Fund, LLC, 0.13%(3)	$18,158	$18,158,014	1.83%

Total Short-Term Investments (identified cost $18,158,014)		$18,158,014	1.83%

Total Investments (identified cost $821,962,160)		$985,595,948	99.16%

Other Assets, Less Liabilities		$8,325,877	0.84%

Net Assets		$993,921,825	100.00%

PC	-	Participation Certificate

(1)	Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)	Non-income producing security.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2012 was $5,116.

2

The Portfolio did not have any open financial instruments at November 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$825,901,028

Gross unrealized appreciation	$192,980,260
Gross unrealized depreciation	(33,285,340)

Net unrealized appreciation	$159,694,920

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Major Capitalization - Europe	$—	$169,145,755		$—	$169,145,755
Major Capitalization - Far East	—	59,746,773		—	59,746,773
Major Capitalization - North America	518,570,357	—		—	518,570,357
Small & Mid Capitalization - Europe	16,394,712	—		—	16,394,712
Small & Mid Capitalization - Far East	—	94,868,780		—	94,868,780
Small & Mid Capitalization - North America	108,711,557	—		—	108,711,557
Total Common Stocks	$643,676,626	$323,761,308	*	$—	$967,437,934
Short-Term Investments	$—	$18,158,014		$—	$18,158,014
Total Investments	$643,676,626	$341,919,322		$—	$985,595,948

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using
Level 3 inputs. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	January 25, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	January 25, 2013